Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' equity
Number of treasury shares	15,474,234	32,473,281	8,376,756	10,587,822
TOTAL S.A.
Shareholders' equity
Number of treasury shares	15,474,234	32,473,281	8,376,756
Percentage of share capital represented by treasury shares	0.59%	1.23%	0.33%
Shares acquired with the intention to cancel them	11,051,144	27,360,278
TOTAL S.A. | TOTAL share performance plans for Group employees
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	4,357,324	5,044,817	8,345,847
TOTAL S.A. | New TOTAL share subscription or purchase options plans or new share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	65,766	68,186	30,909